Bank Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank premises and equipment
Less: accumulated depreciation	$ (579,387)	$ (556,665)
Bank premises and equipment, net	437,094	431,612
Bank buildings and improvements [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 582,075	571,665
Bank buildings and improvements [Member] | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	39 years
Furniture equipment and Vehicles [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 325,855	307,990
Furniture equipment and Vehicles [Member] | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture equipment and Vehicles [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	20 years
Land [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 108,551	$ 108,622